Income taxes (Details 5) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
The changes in deferred income tax assets and liabilities
Beginning Balance	€ 137,946	€ 193,587
Consolidated statements of operations	(20,242)	(59,539)
Effect of changes in exchange rates	(3,177)	3,898
Ending Balance	€ 114,527	€ 137,946